CASH AND BANK BALANCES INCLUDING RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash and bank balances [Line Items]
Restricted cash, current portion	$ 5,667	$ 2,875
Cash on hand	494	518
Cash at bank	46,067	103,725
Cash and bank balances	52,228	107,118
Less: Restricted cash, current portion	(5,667)	(2,875)
Cash and cash equivalents in the statements of cash flows	46,561	104,243
Restricted cash
Current and Non Current	10,009	9,524
Short Term [Member]
Restricted cash
Current	5,667	2,875
Long Term [Member]
Restricted cash
Non-current	$ 4,342	$ 6,649